Property and Equipment (Details) - Schedule of property and equipment - CHF (SFr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	SFr 587,194	SFr 587,194
Property, plant and equipment	587,194	587,194
Additions
Disposals
Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(587,193)	(540,558)
Property, plant and equipment	(587,193)	(587,193)
Charge for the year		(46,635)
Disposals
Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	1
Property, plant and equipment	1	1
Production equipment [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	353,488	353,488
Property, plant and equipment	353,488	353,488
Additions
Disposals
Production equipment [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(353,488)	(306,972)
Property, plant and equipment	(353,488)	(353,488)
Charge for the year		(46,516)
Disposals
Production equipment [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment
Property, plant and equipment
Office furniture and EDP [Member] | At cost [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	233,706	233,706
Property, plant and equipment	233,706	233,706
Additions
Disposals
Office furniture and EDP [Member] | Accumulated depreciation [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	(233,705)	(233,586)
Property, plant and equipment	(233,705)	(233,705)
Charge for the year		(119)
Disposals
Office furniture and EDP [Member] | Net book value [Member]
Property and Equipment (Details) - Schedule of property and equipment [Line Items]
Property, plant and equipment	1
Property, plant and equipment	SFr 1	SFr 1